Related Party Disclosure - Schedule of Key Management Personnel (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,396,280	$ 3,770,141	$ 2,933,510
Post-employment employee benefits	445,871	90,512	112,034
Share-based payment	2,062,580	1,596,368	1,215,809
Total compensation	$ 6,904,731	$ 5,457,021	$ 4,261,353